Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
13.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2025	2024	2023
Interest on long-term debt and other financial liabilities	19,135	17,838	17,864
Interest on finance lease liability	518	898	219
Amortization of deferred finance costs and debt discounts	1,885	1,726	2,155
Convertible notes interest expense	-	-	178
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	-	-	86
Other	183	141	192
Total	21,721	20,603	20,694